Legal and administrative proceedings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax Litigation [Member]
IfrsStatementLineItems [Line Items]
Effects in income statements	$ 57	$ 80	$ (8)
Civil Litigation [Member]
IfrsStatementLineItems [Line Items]
Effects in income statements	(21)	29	70
Labor Litigation [Member]
IfrsStatementLineItems [Line Items]
Effects in income statements	171	191	167
Environmental Litigation [Member]
IfrsStatementLineItems [Line Items]
Effects in income statements	31	3
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Effects in income statements	$ 238	$ 303	$ 229